Goodwill and Other Intangible Assets, Net (Details) - Schedule of other intangible assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost		$ 4,325	$ 4,325
Accumulated amortization		4,285	3,727
Amortized cost		40	598
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		$ 946	946
Weighted average amortization period		4 years 36 days
Accumulated amortization		$ 946	946
Customer list [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		$ 2,450	2,450
Weighted average amortization period		2 years 6 months
Accumulated amortization		$ 2,450	2,450
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		$ 111	111
Weighted average amortization period		3 years
Accumulated amortization		$ 111	111
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	$ 728	728
Weighted average amortization period	[1]	7 years
Accumulated amortization	[1]	$ 688	130
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		90	90
Accumulated amortization		$ 90	$ 90

[1]	Due to the decline in the results of the acquired Imdecol business (See Note 3) and the current expectation of management for its future anticipated performance, the Company performed during the year ended December 31, 2020, an impairment analysis of the intangible assets which relate directly to its operations. Based on such analysis the Company recorded an impairment charge further described below: